Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,155.2	635.6	630.1	62.8	3.9	1.5

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,048.4	700.9	695.4	62.8	3.9	1.5

Forwards	2,133.4	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.3	32.2	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,473.5	63.5	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.0	4.6	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	214.9	11.4	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.0	30.3	31.0	0.0	0.0	0.0

Credit derivatives [2]	1,694.4	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,439.1	833.2	842.6	82.4	4.1	1.6

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.5 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.2	929.1	936.1

Counterparty netting [1]	(766.8)	(766.8)	(836.4)	(836.4)

Cash collateral netting [1]	(33.4)	(36.7)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	37.1	40.7	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.2	39.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.2	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	834	548	564

Foreign exchange products	(13)	20	21

Total	821	568	585

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(878)	(585)	(546)

Foreign exchange products	13	(20)	(21)

Total	(865)	(605)	(567)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(44)	(37)	18

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	30	(6)	39

Total	38	(6)	39

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.3	26.5

Total credit derivatives	1,694.4	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,159.0	635.8	630.1	58.0	3.8	1.3

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,052.2	701.1	695.4	58.0	3.8	1.3

Forwards	2,134.1	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.4	32.1	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,474.3	63.4	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.1	4.5	5.9	0.0	0.0	0.0

Options bought and sold (OTC)	215.1	11.5	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.3	30.3	31.1	0.0	0.0	0.0

Credit derivatives [2]	1,694.5	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,444.1	833.3	842.7	77.6	4.0	1.4

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.7 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.1	929.1	936.4

Counterparty netting [1]	(766.7)	(766.7)	(836.5)	(836.5)

Cash collateral netting [1]	(33.3)	(36.7)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	37.3	40.7	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.4	39.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.1	3.6	1.8

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	849	634	576

Foreign exchange products	(13)	20	21

Total	836	654	597

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(894)	(672)	(559)

Foreign exchange products	13	(20)	(21)

Total	(881)	(692)	(580)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(45)	(38)	17

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	0	(5)	54

Total	8	(5)	54

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.4	26.6

Total credit derivatives	1,694.5	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4